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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2012

Check here if Amendment [_]; Amendment Number: ____________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institututional Investment Manager Filing this Report:

Name:    ThinkEquity LLC

Address: 600 Montgomery Street, Third Floor
         San Francisco, CA 94111

13F File Number: 028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Weitgenant

Title:   Deputy Director of Compliance

Phone:   415-249-6313


Signature, Place, and Date of Signing:

 /s/ David Weitgenant         San Francisco, CA               8/14/2012
_______________________    ________________________    _______________________
       Signature                 City, State                    Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       9

Form 13F Information Table Value Total:             $    11,117
                                                    -----------
                                                    (thousands)

List of Other Included Managers:                        NONE

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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F
                               INFORMATION TABLE

                                ThinkEquity LLC

                          FORM 13F INFORMATION TABLE
                             AS OF DATE 6/30/2012

Column 1           Column 2    Column 3  Column 4     Column 5      Column 6  Column 7      Column 8
                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
--------------  -------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ -------
CENTURYLINK
  INC            COM           156700106    423    10,700 SH          Sole              0     0     10,700
CROSS
  TIMBERS
  RTY TR         TR UNIT       22757R109    609    17,400 SH          Sole              0     0     17,400
DISH
  NETWORK
  CORP           CL A          25470M109  1,142    40,000 SH          Sole              0     0     40,000
DORCHESTER
  MINERALS
  LP             COM UNIT      25820R105  6,590   300,208 SH          Sole              0     0    300,208
ECHOSTAR
  CORP           CL A          278768106    280    10,610 SH          Sole              0     0     10,610
HUGOTON
  RTY TR TEX     UNIT BEN INT  444717102    508    65,100 SH          Sole              0     0     65,100
PIMCO CA
  MUNICIPAL
  INCOME FD      COM           72200N106    309    19,895 SH          Sole              0     0     19,895
PNC FINL
  SVCS
  GROUP INC      COM           693475105    367     6,000 SH          Sole              0     0      6,000
SAN JUAN
  BASIN RTY
  TR             UNIT BEN INT  798241105    889    59,290 SH          Sole              0     0     59,290